Loans - Consumer Loans excluding Credit Card, Geographic Region (Details 6c) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Residential real estate, excluding PCI [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	167,468	174,211
Residential real estate, excluding PCI [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	37,081	39,012
Residential real estate, excluding PCI [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	25,925	26,518
Residential real estate, excluding PCI [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,600	6,024
Residential real estate, excluding PCI [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,015	4,315
Residential real estate, excluding PCI [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	8,380	8,747
Residential real estate, excluding PCI [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,245	10,820
Residential real estate, excluding PCI [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,856	10,116
Residential real estate, excluding PCI [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,612	6,909
Residential real estate, excluding PCI [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,811	4,051
Residential real estate, excluding PCI [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,963	5,221
Residential real estate, excluding PCI [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	50,980	52,478
Subprime Mortgage [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,441	11,287
Subprime Mortgage [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,601	1,730
Subprime Mortgage [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,288	1,381
Subprime Mortgage [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	221	244
Subprime Mortgage [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	254	275
Subprime Mortgage [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	323	345
Subprime Mortgage [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,309	1,422
Subprime Mortgage [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	424	468
Subprime Mortgage [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	491	534
Subprime Mortgage [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	266	294
Subprime Mortgage [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	230	247
Subprime Mortgage [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,034	4,347
Prime Mortgages, including option ARMs [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,276	74,539
Prime Mortgages, including option ARMs [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	18,580	19,278
Prime Mortgages, including option ARMs [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,817	9,587
Prime Mortgages, including option ARMs [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,248	1,320
Prime Mortgages, including option ARMs [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	452	462
Prime Mortgages, including option ARMs [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,731	2,569
Prime Mortgages, including option ARMs [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,688	4,840
Prime Mortgages, including option ARMs [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,892	3,765
Prime Mortgages, including option ARMs [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,016	2,026
Prime Mortgages, including option ARMs [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	943	963
Prime Mortgages, including option ARMs [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,979	2,056
Prime Mortgages, including option ARMs [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	27,930	27,673
Home Equity Senior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	22,969	24,376
Home Equity Senior Lien [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,201	3,348
Home Equity Senior Lien [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,162	3,272
Home Equity Senior Lien [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,393	1,481
Home Equity Senior Lien [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,871	2,010
Home Equity Senior Lien [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,290	3,594
Home Equity Senior Lien [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,033	1,088
Home Equity Senior Lien [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,553	1,635
Home Equity Senior Lien [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	708	732
Home Equity Senior Lien [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,101	1,176
Home Equity Senior Lien [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	737	776
Home Equity Senior Lien [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,920	5,264
Home Equity Junior Lien [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	59,782	64,009
Home Equity Junior Lien [Member] | California [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	13,699	14,656
Home Equity Junior Lien [Member] | New York [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,658	12,278
Home Equity Junior Lien [Member] | Arizona [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,738	2,979
Home Equity Junior Lien [Member] | Ohio [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,438	1,568
Home Equity Junior Lien [Member] | Texas [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,036	2,239
Home Equity Junior Lien [Member] | Florida [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,215	3,470
Home Equity Junior Lien [Member] | Illinois [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,987	4,248
Home Equity Junior Lien [Member] | New Jersey [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,397	3,617
Home Equity Junior Lien [Member] | Michigan [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,501	1,618
Home Equity Junior Lien [Member] | Washington [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,017	2,142
Home Equity Junior Lien [Member] | All Other States [Member]
Consumer Loans Excluding Credit Card Portfolio Segment, by Class, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 14,096	$ 15,194